SEGMENTED INFORMATION (Tables)	12 Months Ended
Feb. 28, 2023
Segmented Information
Schedule of segmented information

February 28, 2023	Canada	USA	Peru	Total
	$	$	$	$
Exploration and evaluation assets	-	34,833,511	115,424,265	150,257,776
Other long-term assets	785,248	70,178	-	855,426
	785,248	34,903,689	115,424,265	151,113,202

February 28, 2022	Canada	USA	Peru	Total
	$	$	$	$
Exploration and evaluation assets	-	25,273,612	110,272,135	135,545,747
Other long-term assets	859,168	102,899	-	962,067
	859,168	25,376,511	110,272,135	136,507,814